Significant accounting policies - Summary of Useful Lives Used for Calculating Depreciation and Amortization (Detail)	12 Months Ended
Dec. 31, 2020
Turbines [Member]
Property Plant And Equipment [Line Items]
Property plant and equipment, useful life	25 years
Generators [Member]
Property Plant And Equipment [Line Items]
Property plant and equipment, useful life	15 years
Transformers [Member]
Property Plant And Equipment [Line Items]
Property plant and equipment, useful life	15 years